Shareholders’ Equity (Deficit) - Schedule of Warrants Exercisable Into Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	13,398,854
Warrants exercisable	13,398,854
April 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	5,193
Average Exercise price per share (in Dollars per share) | $ / shares	$ 12.6
Warrants exercisable	5,193
Exercisable through	April 2029
July 2022 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	1,298
Average Exercise price per share (in Dollars per share) | $ / shares	$ 12.6
Warrants exercisable	1,298
Exercisable through	April 2029
January 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	3,371,312
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.5
Warrants exercisable	3,371,312
Exercisable through	January 2026 *)	[1]
January 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	227,619
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.0001
Warrants exercisable	227,619
Exercisable through	No maturity date *)	[1]
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	1,676,588
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.61
Warrants exercisable	1,676,588
Exercisable through	August 2026 *)	[1]
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	229,231
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.0001
Warrants exercisable	229,231
Exercisable through	No maturity date *)	[1]
August 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	40,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.61
Warrants exercisable	40,000
Exercisable through	August 2031
December 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	6,740,745
Average Exercise price per share (in Dollars per share) | $ / shares	$ 4
Warrants exercisable	6,740,745
Exercisable through	September 2025 *)	[1]
December 2024 [Member]
Schedule of Warrants Exercisable Into Ordinary Shares [Line Items]
Warrants outstanding	1,106,868
Average Exercise price per share (in Dollars per share) | $ / shares	$ 0.0001
Warrants exercisable	1,106,868
Exercisable through	No maturity date *)	[1]

[1]	See Note 10d.